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[ARM Financial Group, Inc. Letterhead]

VIA EDGAR TRANSMISSION

May 3, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Separate Account I of National Integrity Life Insurance Company
     ("Registrant")
     Rule 497(j) Certification
     Registration No. 33-56658

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the form of prospectus and Statement of Additional Information contained in the Registrant's post-effective amendment number 12 to its registration statement on Form N-4, which was filed electronically on April 28, 1999.


Sincerely,


/s/ Nancy E. Anderson
---------------------

Nancy E. Anderson
Assistant General Counsel